Leases (Tables)	12 Months Ended
Mar. 31, 2019
Leases [Abstract]
Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases

Future minimum lease payments under non-cancellable operating leases as of March 31, 2019 are:

Year ended March 31,	Amount (INR)	US$
Fiscal 2020	251,287	3,633
Fiscal 2021	189,007	2,733
Fiscal 2022	169,638	2,453
Fiscal 2023	175,210	2,533
Fiscal 2024	180,446	2,609
Thereafter	5,819,426	84,144
Total	6,785,014	98,105